Loans - Schedule of Analysis Performed, the Risk Category of Loans by Class of Loans (Details) $ in Thousands	Jun. 30, 2026 USD ($)
One- to four-family [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026	$ 25,109
Term Loans Amortized Cost by Origination Fiscal Year, 2025	18,048
Term Loans Amortized Cost by Origination Fiscal Year, 2024	25,772
Term Loans Amortized Cost by Origination Fiscal Year, 2023	40,388
Term Loans Amortized Cost by Origination Fiscal Year, 2022	33,098
Term Loans Amortized Cost by Origination Fiscal Year, Prior	97,616
Revolving Loans Amortized Cost Basis
Total	240,031
One- to four-family [Member] | Pass [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026	25,109
Term Loans Amortized Cost by Origination Fiscal Year, 2025	17,689
Term Loans Amortized Cost by Origination Fiscal Year, 2024	25,393
Term Loans Amortized Cost by Origination Fiscal Year, 2023	39,777
Term Loans Amortized Cost by Origination Fiscal Year, 2022	32,922
Term Loans Amortized Cost by Origination Fiscal Year, Prior	93,847
Revolving Loans Amortized Cost Basis
Total	234,737
One- to four-family [Member] | Special mention [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023	61
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior	674
Revolving Loans Amortized Cost Basis
Total	735
One- to four-family [Member] | Substandard [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025	359
Term Loans Amortized Cost by Origination Fiscal Year, 2024	379
Term Loans Amortized Cost by Origination Fiscal Year, 2023	550
Term Loans Amortized Cost by Origination Fiscal Year, 2022	176
Term Loans Amortized Cost by Origination Fiscal Year, Prior	3,095
Revolving Loans Amortized Cost Basis
Total	4,559
One- to four-family [Member] | Doubtful [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
One- to four-family residential real estate [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026	150
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Multi-family [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Multi-family [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026	475
Term Loans Amortized Cost by Origination Fiscal Year, 2025	776
Term Loans Amortized Cost by Origination Fiscal Year, 2024	540
Term Loans Amortized Cost by Origination Fiscal Year, 2023	5,595
Term Loans Amortized Cost by Origination Fiscal Year, 2022	5,070
Term Loans Amortized Cost by Origination Fiscal Year, Prior	1,531
Revolving Loans Amortized Cost Basis
Total	13,987
Multi-family [Member] | Pass [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026	475
Term Loans Amortized Cost by Origination Fiscal Year, 2025	776
Term Loans Amortized Cost by Origination Fiscal Year, 2024	540
Term Loans Amortized Cost by Origination Fiscal Year, 2023	5,356
Term Loans Amortized Cost by Origination Fiscal Year, 2022	5,070
Term Loans Amortized Cost by Origination Fiscal Year, Prior	1,531
Revolving Loans Amortized Cost Basis
Total	13,748
Multi-family [Member] | Special mention [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Multi-family [Member] | Substandard [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023	239
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total	239
Multi-family [Member] | Doubtful [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Construction [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026	8,309
Term Loans Amortized Cost by Origination Fiscal Year, 2025	3,471
Term Loans Amortized Cost by Origination Fiscal Year, 2024	13
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total	11,793
Construction [Member] | Pass [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026	8,309
Term Loans Amortized Cost by Origination Fiscal Year, 2025	3,344
Term Loans Amortized Cost by Origination Fiscal Year, 2024	13
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total	11,666
Construction [Member] | Special mention [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Construction [Member] | Substandard [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025	127
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total	127
Construction [Member] | Doubtful [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Construction [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Land [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Land [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026	767
Term Loans Amortized Cost by Origination Fiscal Year, 2025	357
Term Loans Amortized Cost by Origination Fiscal Year, 2024	345
Term Loans Amortized Cost by Origination Fiscal Year, 2023	237
Term Loans Amortized Cost by Origination Fiscal Year, 2022	132
Term Loans Amortized Cost by Origination Fiscal Year, Prior	28
Revolving Loans Amortized Cost Basis
Total	1,866
Land [Member] | Pass [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026	742
Term Loans Amortized Cost by Origination Fiscal Year, 2025	357
Term Loans Amortized Cost by Origination Fiscal Year, 2024	317
Term Loans Amortized Cost by Origination Fiscal Year, 2023	237
Term Loans Amortized Cost by Origination Fiscal Year, 2022	132
Term Loans Amortized Cost by Origination Fiscal Year, Prior	28
Revolving Loans Amortized Cost Basis
Total	1,813
Land [Member] | Special mention [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Land [Member] | Substandard [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026	25
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024	28
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total	53
Land [Member] | Doubtful [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Farm [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Farm [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025	1,491
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, Prior	265
Revolving Loans Amortized Cost Basis
Total	1,756
Farm [Member] | Pass [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025	1,491
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior	265
Revolving Loans Amortized Cost Basis
Total	1,756
Farm [Member] | Special mention [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Farm [Member] | Substandard [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Farm [Member] | Doubtful [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Nonresidential real estate [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Nonresidential real estate [Member] | Pass [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026	7,256
Term Loans Amortized Cost by Origination Fiscal Year, 2025	2,041
Term Loans Amortized Cost by Origination Fiscal Year, 2024	3,110
Term Loans Amortized Cost by Origination Fiscal Year, 2023	740
Term Loans Amortized Cost by Origination Fiscal Year, 2022	2,286
Term Loans Amortized Cost by Origination Fiscal Year, Prior	14,851
Revolving Loans Amortized Cost Basis
Total	30,284
Nonresidential real estate [Member] | Special mention [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026	1,456
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total	1,456
Nonresidential real estate [Member] | Substandard [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023	378
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior	725
Revolving Loans Amortized Cost Basis
Total	1,103
Nonresidential real estate [Member] | Doubtful [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Nonresidential real estate [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026	8,712
Term Loans Amortized Cost by Origination Fiscal Year, 2025	2,041
Term Loans Amortized Cost by Origination Fiscal Year, 2024	3,110
Term Loans Amortized Cost by Origination Fiscal Year, 2023	1,118
Term Loans Amortized Cost by Origination Fiscal Year, 2022	2,286
Term Loans Amortized Cost by Origination Fiscal Year, Prior	15,576
Revolving Loans Amortized Cost Basis
Total	32,843
Commercial and Industrial [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Commercial and Industrial [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026	286
Term Loans Amortized Cost by Origination Fiscal Year, 2025	141
Term Loans Amortized Cost by Origination Fiscal Year, 2024	19
Term Loans Amortized Cost by Origination Fiscal Year, 2023	6
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior	41
Revolving Loans Amortized Cost Basis
Total	493
Commercial and Industrial [Member] | Pass [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026	286
Term Loans Amortized Cost by Origination Fiscal Year, 2025	141
Term Loans Amortized Cost by Origination Fiscal Year, 2024	19
Term Loans Amortized Cost by Origination Fiscal Year, 2023	6
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior	41
Revolving Loans Amortized Cost Basis
Total	493
Commercial and Industrial [Member] | Special mention [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Commercial and Industrial [Member] | Substandard [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Commercial and Industrial [Member] | Doubtful [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Share Loans [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Share Loans [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026	17
Term Loans Amortized Cost by Origination Fiscal Year, 2025	58
Term Loans Amortized Cost by Origination Fiscal Year, 2024	42
Term Loans Amortized Cost by Origination Fiscal Year, 2023	76
Term Loans Amortized Cost by Origination Fiscal Year, Prior	295
Total	488
Share Loans [Member] | Pass [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026	17
Term Loans Amortized Cost by Origination Fiscal Year, 2025	58
Term Loans Amortized Cost by Origination Fiscal Year, 2024	42
Term Loans Amortized Cost by Origination Fiscal Year, 2023	76
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior	295
Revolving Loans Amortized Cost Basis
Total	488
Share Loans [Member] | Special mention [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Share Loans [Member] | Substandard [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Share Loans [Member] | Doubtful [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Home Equity [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Home Equity [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Revolving Loans Amortized Cost Basis	17,792
Total	17,792
Home Equity [Member] | Pass [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis	17,792
Total	17,792
Home Equity [Member] | Special mention [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Home Equity [Member] | Substandard [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Home Equity [Member] | Doubtful [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Auto [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Auto [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026	83
Term Loans Amortized Cost by Origination Fiscal Year, 2025	19
Term Loans Amortized Cost by Origination Fiscal Year, 2024	17
Term Loans Amortized Cost by Origination Fiscal Year, 2023	0
Term Loans Amortized Cost by Origination Fiscal Year, 2022	3
Term Loans Amortized Cost by Origination Fiscal Year, Prior	0
Total	122
Auto [Member] | Pass [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026	83
Term Loans Amortized Cost by Origination Fiscal Year, 2025	19
Term Loans Amortized Cost by Origination Fiscal Year, 2024	17
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022	3
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total	122
Auto [Member] | Special mention [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Auto [Member] | Substandard [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Auto [Member] | Doubtful [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Unsecured [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Unsecured [Member] | Finance Leases Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026	218
Term Loans Amortized Cost by Origination Fiscal Year, 2025	247
Term Loans Amortized Cost by Origination Fiscal Year, 2024	37
Term Loans Amortized Cost by Origination Fiscal Year, 2023	4
Term Loans Amortized Cost by Origination Fiscal Year, 2022	4
Term Loans Amortized Cost by Origination Fiscal Year, Prior	4
Revolving Loans Amortized Cost Basis
Total	514
Unsecured [Member] | Pass [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026	218
Term Loans Amortized Cost by Origination Fiscal Year, 2025	127
Term Loans Amortized Cost by Origination Fiscal Year, 2024	36
Term Loans Amortized Cost by Origination Fiscal Year, 2023	4
Term Loans Amortized Cost by Origination Fiscal Year, 2022	4
Term Loans Amortized Cost by Origination Fiscal Year, Prior	4
Revolving Loans Amortized Cost Basis
Total	393
Unsecured [Member] | Special mention [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Unsecured [Member] | Substandard [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025	120
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total	121
Unsecured [Member] | Doubtful [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2026
Term Loans Amortized Cost by Origination Fiscal Year, 2025
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total